Credit Suisse Group parent company	12 Months Ended
Dec. 31, 2012
Credit Suisse Group parent company
40 Credit Suisse Group parent company
> Refer to “Note 39 – Subsidiary guarantee information” for the condensed Credit Suisse Group parent company financial information.